UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  06/30/05



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
                                          ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          505 Park Avenue

       ------------------------------

          20th Floor

       ------------------------------

          New York, NY  10022

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name:  Cynthia Englert

      --------------------------

Title: Chief Operating Officer
      --------------------------

Phone:     212.319.6354

      --------------------------


Signature, Place and Date of Signing:


Cynthia Englert            New York, NY  07/07/05

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   44

                                        -------


Form 13F Information Table Value Total:  $116,292
                                                              --------
 (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    24094   333248 SH       SOLE                   333248
ADOBE SYSTEMS                  COM              00724F101     2977   104053 SH       SOLE                   104053
AMERICAN EXPRESS CO COM        COM              025816109     2477    46529 SH       SOLE                    46529
AMGEN INC COM                  COM              031162100     2178    36020 SH       SOLE                    36020
APPLE COMPUTER                 COM              037833100     2698    73300 SH       SOLE                    73300
ATS MED INC COM                COM              002083103      174    50000 SH       SOLE                    50000
AUTODESK INC                   COM              052769106     2861    83327 SH       SOLE                    83327
CATERPILLAR INC DEL COM        COM              149123101     2235    23450 SH       SOLE                    23450
CBL & ASSOC PPTYS INC          COM              124830100      396     9200 SH       SOLE                     9200
CISCO SYS INC COM              COM              17275R102     5750   301361 SH       SOLE                   301361
CITIGROUP INC COM              COM              172967101     4242    91749 SH       SOLE                    91749
CONOCOPHILLIPS                 COM              20825C104     1858    32320 SH       SOLE                    32320
DELL COMPUTER CORP COM         COM              24702R101     1781    45125 SH       SOLE                    45125
DISNEY WALT CO COM             COM              254687106     1238    49150 SH       SOLE                    49150
DNA PRINT GENOMICS INC         COM              23324q103        0    30000 SH       SOLE                    30000
EBAY INC COM                   COM              278642103     1548    46910 SH       SOLE                    46910
EXXON MOBIL CORP.              COM              30231G102      886    15410 SH       SOLE                    15410
FUEL CELL ENERGY INC.          COM              35952H106      135    13175 SH       SOLE                    13175
GENENTECH INC                  COM              368710406     3500    43595 SH       SOLE                    43595
GENERAL ELEC CO COM            COM              369604103     3729   107622 SH       SOLE                   107622
GOLDMAN SACHS GROUP INC        COM              38141G104     2964    29051 SH       SOLE                    29051
GOOGLE                         COM              38259P508      860     2925 SH       SOLE                     2925
HOME DEPOT INC COM             COM              437076102      767    19725 SH       SOLE                    19725
INTEL CORP COM                 COM              458140100     4029   154859 SH       SOLE                   154859
JOHNSON & JOHNSON COM          COM              478160104     3497    53800 SH       SOLE                    53800
KEYCORP NEW COM                COM              493267108      398    12000 SH       SOLE                    12000
MEDTRONIC INC COM              COM              585055106     3168    61161 SH       SOLE                    61161
MICROSOFT CORP COM             COM              594918104     5442   219078 SH       SOLE                   219078
NETWORK APPLIANCE              COM              64120L104     1634    57785 SH       SOLE                    57785
OCCIDENTAL PETROLEUM           COM              674599105     1316    17100 SH       SOLE                    17100
PNC BANK CORP.                 COM              693475105      545    10000 SH       SOLE                    10000
PROCTER & GAMBLE CO COM        COM              742718109     3761    71294 SH       SOLE                    71294
QUALCOMM INC COM               COM              747525103     2451    74251 SH       SOLE                    74251
RESEARCH IN MOTION LTD         COM              760975102     1249    16925 SH       SOLE                    16925
SCHLUMBERGER LTD COM           COM              806857108     1868    24600 SH       SOLE                    24600
SLM                            COM              78442P106     2488    48969 SH       SOLE                    48969
ST JUDE MED INC COM            COM              790849103     2854    65442 SH       SOLE                    65442
SYMANTEC CORP COM              COM              871503108     2166    99630 SH       SOLE                    99630
TARGET CORP.                   COM              87612E106     1241    22800 SH       SOLE                    22800
UMPQUA HOLDINGS CORP           COM              904214103      236    10005 SH       SOLE                    10005
UNITED TECHNOLOGIES CORP       COM              913017109     2696    52508 SH       SOLE                    52508
VERIZON COMMUNICAITONS         COM              92343V104     2313    66949 SH       SOLE                    66949
WAL MART STORES INC COM        COM              931142103      412     8555 SH       SOLE                     8555
ZIMMER HLDGS INC COM           COM              98956P102     3183    41785 SH       SOLE                    41785